Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities

4. Accrued Liabilities

Accrued liabilities consist of the following:

	Year Ended December 31,
	2020	2019
	(in thousands)
Accrued bonus	$702	$1,955
Accrued salary and other employee liabilities	625	428
Accrued accounts payable	968	6,210
Accrued cash interest and unfunded fees	1,068	—
Other accrued liabilities	198	136
	$3,561	$8,729